Pension and Other Postretirement Benefits - Schedule of Other Changes in Plan Assets and Benefit Obligations Recognized in Net Periodic Benefit Cost and Other Comprehensive Income (Detail) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain)	$ 74,853	$ 135,492	$ 9,058
Amortization of transition obligation	(867)	(867)	(867)
Amortization of net actuarial loss	(25,597)	(15,569)	(12,122)
Prior service cost	2,423
Regulatory adjustment	(42,771)	(105,931)	(652)
Recognized in other comprehensive (income) loss	8,041	13,125	(4,583)
Net periodic benefit costs recognized in net income	42,292	34,416	32,668
Total of amount recognized in net periodic benefit cost and other comprehensive (income) loss	50,333	47,541	28,085
Qualified retirement plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain)	70,016	127,651	10,994
Amortization of net actuarial loss	(23,883)	(14,348)	(10,478)
Regulatory adjustment	(41,520)	(101,974)	(464)
Recognized in other comprehensive (income) loss	4,613	11,329	52
Net periodic benefit costs recognized in net income	36,688	29,235	26,486
Total of amount recognized in net periodic benefit cost and other comprehensive (income) loss	41,301	40,564	26,538
SERP [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain)	4,111	2,427	(3,480)
Amortization of net actuarial loss	(683)	(631)	(1,155)
Recognized in other comprehensive (income) loss	3,428	1,796	(4,635)
Net periodic benefit costs recognized in net income	2,586	2,614	3,572
Total of amount recognized in net periodic benefit cost and other comprehensive (income) loss	6,014	4,410	(1,063)
PBOP [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain)	726	5,414	1,544
Amortization of transition obligation	(867)	(867)	(867)
Amortization of net actuarial loss	(1,031)	(590)	(489)
Prior service cost	2,423
Regulatory adjustment	(1,251)	(3,957)	(188)
Net periodic benefit costs recognized in net income	3,018	2,567	2,610
Total of amount recognized in net periodic benefit cost and other comprehensive (income) loss	$ 3,018	$ 2,567	$ 2,610